RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Schedule of related party transactions and balances

Name of Related Parties	Relationship with the Company

Vincent Tianquan Mo	Executive chairman of the board of directors and controlling shareholder of the Company

Beihai Silver Beach 1 Hotel and Property Management Company, Ltd. (“Beihai Silver Beach”)	A company under the control of Vincent Tianquan Mo

Shanghai Yuyue Electronic Technology Development Co., Ltd (“Shanghai Yuyue”)	A company under the control of Vincent Tianquan Mo

China Index Holdings and its subsidiaries (“CIH”)	A company under the control of Vincent Tianquan Mo and the Company can exercise significant influence

	Year Ended December 31,
	2021	2022	2023
	US$	US$	US$
Office building leased from:
-Vincent Tianquan Mo	166	159	152
Management fee incurred:
-Beihai Silver Beach	380	281	588
Settlement of convertible senior note by:
-CIH	84,313	—	—
Office building leased to:
-CIH	1,181	1,261	1,204
IT service income from:
-CIH	1,162	1,116	5,887
Software license income from:
-CIH	73	70	—
Operating loan to:
-Shanghai Yuyue	—	4,124	—

Related party balances

	As of December 31,
	2022	2023
	US$	US$
Amounts due from related parties:
- Beihai Silver Beach	330	245
- Shanghai Yuyue	3,940	800
	4,270	1,045

	As of December 31,
	2022	2023
	US$	US$
Amounts due to related parties:
- CIH	90,526	34,676
	90,526	34,676